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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          520 Madison Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                      New York, New York         November  13, 2002
-----------------------          ------------------------  --------------------
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                                     ----
Form 13F Information Table Entry Total:                               31
                                                                    -----
Form 13F Information Table Value Total:                             $86,035
                                                                     ------
                                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE





                                  Para Partners
                                    Form 13F
                        Quarter ended September 30, 2002


-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ----------------------
                           Title of                 Value     Shares/   Sh/    Put/     Investment  Other          Voting Authority
Name of Issuer             Class       CUSIP        (x$1000)  Prn Amt   Prn    Call     Discretion  Managers
                                                                                                                 Sole  Shared  None

-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ----------------------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
ACE LTD                    ORD         G0070K103       2,919    98,589  SH             SOLE                     98,589
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
AMERICAN INTL GROUP INC    COM         026874107       2,696    49,296  SH             SOLE                     49,296
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
ANDRX GROUP                COM         034553107         224     2,032  SH    CALL     SOLE                      2,032
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
AT&T CORP                  COM         001957109       1,415   117,856  SH             SOLE                    117,856
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
ANNUITY AND LIFE RE HLDGS  ORD         G03910109         862   205,220  SH             SOLE                    205,220
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
CHUBB CORP                 COM         171232101       3,392    61,872  SH             Sole                     61,872
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
CITIGROUP INC              COM         172967101       5,644   190,357  SH             Sole                    190,357
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
COUNTRYWIDE CR INDS INC    COM         222372104       3,590    76,137  SH             SOLE                     76,137
DEL
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
DELPHI FINL GROUP INC      CL A        247131105       3,308    90,828  SH             SOLE                     90,828
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
DUANE READE INC            COM         263578106       1,904   118,977  SH             SOLE                    118,977
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
EVEREST RE GROUP LTD       COM         G3223R108       3,039    55,394  SH             SOLE                     55,394
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
FOOT LOCKER INC            COM         344849104       1,403   140,483  SH             SOLE                    140,483
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
HERSHEY FOODS CORP         COM         427866108       1,418    22,858  sh             sole                     22,858
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
HONEYWELL INTL INC         COM         438516106       3,140   144,969  SH             SOLE                    144,969
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
JEFFRIES GROUP INC NEW     COM         472319102         532    13,946  SH             SOLE                     13,946
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
LOEWS CORP                 COM         540424108       1,247    29,071  SH             Sole                     29,071
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
MERRILL LYNCH & CO INC     COM         590188108       1,318    39,985  sh             sole                     39,985
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
METROMEDIA INTL GROUP INC  COM         591695101          29   576,836  SH             Sole                    576,836
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
MONSANTO CO NEW            COM         61166W101         346    22,649  SH             SOLE                     22,649
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------



-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ----------------------
                           Title of                 Value     Shares/   Sh/    Put/     Investment  Other          Voting Authority
Name of Issuer             Class       CUSIP        (x$1000)  Prn Amt   Prn    Call     Discretion  Managers
                                                                                                                 Sole  Shared  None
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
OFFICEMAX INC              COM         67622M108       1,680   411,650  SH             Sole                    411,650
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
PARK PL ENTMT CORP         COM         700690100       1,798   226,128  SH             SOLE                    226,128
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
PG&E CORP                  COM         69331C108       1,895   168,336  SH             Sole                    168,336
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
PHARMACIA CORP             COM         71713U102      10,759   276,735  SH             SOLE                    276,735
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
PHILIP MORRIS COS INC      COM         718154107       3,511    90,477  SH             Sole                     90,477
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
PXRE GROUP LTD             COM         G73018106       4,054   183,040  SH             SOLE                    183,040
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
SEALED AIR CORP NEW        COM         81211K100         804    47,586  SH             Sole                     47,586
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
TRW INC                    COM         872649108      18,405   314,342  SH             Sole                    314,342
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
TYCO INTL LTD NEW          COM         902124106       2,682   190,208  SH             SOLE                    190,208
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
UNIVERSAL AMERN FINL CORP  COM         913377107       1,413   288,324  SH             Sole                    288,324
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
VION PHARMACEUTICALS INC   COM         927624106          66   174,832  SH             SOLE                    174,832
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
VIVENDI UNIVERSAL          SPON ADR    92851S204         542    47,586  SH             SOLE                     47,586
                           NEW
-------------------------- ----------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
-------------------------- ----------- ------------ --------- --------- -----------------------------------------------------------

REPORT SUMMARY             31 DATA
                           RECORDS                    86,035            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
-------------------------- ----------- ------------ --------- --------- -----------------------------------------------------------

